Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Employee future benefits	$ 170	$ 174
Greenpac equity holder put option (see Note 5 for more details)	76	80
Other	35	6
Gross non current liabilities	281	260
Less: Current portion	(79)	(82)
Other liabilities	$ 202	$ 178